UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5678

Smith Barney Principal Return Fund
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800) 451-2010

Date of fiscal year end:  November 30
Date of reporting period: May 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                                    PRINCIPAL
                                   RETURN FUND
                            SECURITY AND GROWTH FUND
--------------------------------------------------------------------------------

               CLASSIC SERIES | SEMI-ANNUAL REPORT | MAY 31, 2003

                              [LOGO] Smith Barney
                                     Mutual Funds

                              Your Serious Money. Professionally Managed.(R)

     Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
            NOT FDIC INSURED o NOT BANK GUARANTEED O MAY LOSE VALUE
--------------------------------------------------------------------------------

================================================================================
                                 WHAT'S INSIDE
================================================================================

Letter From the Chairman ..................................................    1

Schedule of Investments ...................................................    2

Statement of Assets and Liabilities .......................................    5

Statement of Operations ...................................................    6

Statements of Changes in Net Assets .......................................    7

Notes to Financial Statements .............................................    8

Financial Highlights ......................................................   12

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY
GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken, CFA


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

June 18, 2003


  1    Security and Growth Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                                 May 31, 2003
================================================================================

   SHARES                        SECURITY                               VALUE
================================================================================
COMMON STOCK -- 53.1%

Aerospace/Defense -- 1.6%
    39,200       Raytheon Co.                                        $ 1,255,968
--------------------------------------------------------------------------------
Basic Materials -- 3.8%
   289,000       Allegheny Technologies, Inc.                          1,901,620
     9,100       Newmont Mining Corp.                                    269,906
    83,800       RTI International Metals, Inc.+                         853,084
--------------------------------------------------------------------------------
                                                                       3,024,610
--------------------------------------------------------------------------------
Chemicals -- 5.0%
    35,300       Cabot Corp.                                           1,037,114
    58,800       Engelhard Corp.                                       1,478,820
    19,200       IMC Global Inc.                                         167,808
    39,200       Rohm and Haas Co.                                     1,271,256
--------------------------------------------------------------------------------
                                                                       3,954,998
--------------------------------------------------------------------------------
Communications Equipment -- 3.5%
   150,000       CIENA Corp.+                                            862,500
   150,000       Motorola, Inc.                                        1,278,000
    35,000       Nokia Oyj, Sponsored ADR                                631,400
--------------------------------------------------------------------------------
                                                                       2,771,900
--------------------------------------------------------------------------------
Electronics - Semiconductor -- 7.1%
   278,700       hi/fn, inc.+                                          2,070,741
   213,500       Pixelworks, Inc.+                                     1,767,780
   450,000       Solectron Corp.+                                      1,800,000
--------------------------------------------------------------------------------
                                                                       5,638,521
--------------------------------------------------------------------------------
Financial Services -- 2.9%
    10,000       Ambac Financial Group, Inc.                             667,100
    40,000       Radian Group Inc.                                     1,610,800
--------------------------------------------------------------------------------
                                                                       2,277,900
--------------------------------------------------------------------------------
Healthcare -- 4.8%
   100,000       Aphton Corp.+                                           700,000
    80,000       Bentley Pharmaceuticals, Inc.+                          830,400
    50,000       Enzo Biochem, Inc.+                                   1,271,000
     7,000       McKesson Corp.                                          212,240
    39,800       NDCHealth Corp.                                         815,104
--------------------------------------------------------------------------------
                                                                       3,828,744
--------------------------------------------------------------------------------
Information Technology -- 10.5%
    45,000       Agilent Technologies, Inc.+                             815,850
   100,000       MarketWatch.com, Inc.+*                                 804,900
   150,000       Maxtor Corp.+                                         1,128,000


                       See Notes to Financial Statements.


  2    Security and Growth Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                     May 31, 2003
================================================================================

   SHARES                        SECURITY                               VALUE
================================================================================
Information Technology -- 10.5% (continued)
   137,000       Micromuse Inc.+                                     $ 1,300,130
   196,000       RealNetworks, Inc.+                                   1,558,200
   184,200       Transaction Systems Architects, Inc.,
                   Class A Shares+                                     1,655,958
    98,000       Unisys Corp.+                                         1,106,420
--------------------------------------------------------------------------------
                                                                       8,369,458
--------------------------------------------------------------------------------
Leisure -- 6.4%
    80,000       Carnival Corp.                                        2,448,000
   100,000       Hasbro, Inc.                                          1,601,000
    50,000       Mattel, Inc.                                          1,075,500
--------------------------------------------------------------------------------
                                                                       5,124,500
--------------------------------------------------------------------------------
Machinery -- 1.4%
    17,000       Caterpillar Inc.                                        886,550
   210,000       Flow International Corp.+                               273,000
--------------------------------------------------------------------------------
                                                                       1,159,550
--------------------------------------------------------------------------------
Media -- 1.9%
   100,000       AOL Time Warner Inc.+                                 1,522,000
--------------------------------------------------------------------------------
Miscellaneous -- 1.5%
   171,000       iShares MSCI Japan Index Fund                         1,162,800
--------------------------------------------------------------------------------
Non-Hazardous Waste Disposal -- 0.2%
    15,000       Casella Waste Systems, Inc., Class A Shares+            132,750
--------------------------------------------------------------------------------
Office Equipment -- 1.1%
    97,800       IKON Office Solutions, Inc.                             858,684
--------------------------------------------------------------------------------
Retail - Apparel -- 0.5%
    22,300       The Gap, Inc.                                           379,100
--------------------------------------------------------------------------------
Travel Services -- 0.9%
    30,000       Sabre Holdings Corp.                                    741,900
--------------------------------------------------------------------------------
                 TOTAL COMMON STOCK
                 (Cost-- $36,585,739)                                 42,203,383
================================================================================
    FACE
   AMOUNT                        SECURITY                               VALUE
================================================================================
U.S. TREASURY STRIP -- 46.4%
$38,000,000      U.S. Treasury Strip, zero coupon due 8/15/05
                 (Cost -- $32,398,831)                                36,890,286
================================================================================

                       See Notes to Financial Statements.


  3    Security and Growth Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                     May 31, 2003
================================================================================

REPURCHASE AGREEMENT -- 0.5%
$  370,000       Merrill Lynch & Co., Inc., 1.200% due 6/2/03;
                   Proceeds at maturity -- $370,037; (Fully
                   collateralized by various U.S. government
                   agency obligations, 0.000% to 7.425% due
                   6/3/03 to 12/8/28; Market value -- $377,400)
                   (Cost -- $370,000)                                $   370,000
================================================================================
                 TOTAL INVESTMENTS -- 100.0%
                 (Cost -- $69,354,570**)                             $79,463,669
================================================================================

+    Non-income producing security.

*    A portion of this security is on loan (See Note 5).

**   Aggregate cost for Federal income tax purposes is substantially the same.

     Abbreviation used in this schedule:
     -----------------------------------
     ADR -- American Depositary Receipt

================================================================================
Loaned Securities Collateral (unaudited)                            May 31, 2003
================================================================================

    FACE
   AMOUNT                           SECURITY                           VALUE
================================================================================
$  415,800       State Street Navigator Securities Lending
                 Trust Prime Portfolio (Cost -- $415,800)            $   415,800
================================================================================

                       See Notes to Financial Statements.


  4    Security and Growth Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities (unaudited)                     May 31, 2003
================================================================================

ASSETS:
   Investments, at value (Cost -- $69,354,570)                          $ 79,463,669
   Loaned securities collateral, at value (Cost -- $415,800) (Note 5)        415,800
   Cash                                                                          584
   Dividends and interest receivable                                          44,673
-------------------------------------------------------------------------------------
   Total Assets                                                           79,924,726
-------------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities on loan (Note 5)                                   415,800
   Payable for securities purchased                                          384,485
   Service fee payable                                                        58,529
   Management fee payable                                                     32,128
   Payable for Fund shares purchased                                          25,234
   Accrued expenses                                                           51,471
-------------------------------------------------------------------------------------
   Total Liabilities                                                         967,647
-------------------------------------------------------------------------------------
Total Net Assets                                                        $ 78,957,079
=====================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                           $      8,944
   Capital paid in excess of par value                                    76,260,321
   Undistributed net investment income                                       903,338
   Accumulated net realized loss from investment transactions             (8,324,623)
   Net unrealized appreciation of investments                             10,109,099
-------------------------------------------------------------------------------------
Total Net Assets                                                        $ 78,957,079
=====================================================================================
Shares Outstanding                                                         8,943,816
-------------------------------------------------------------------------------------
Net Asset Value (and redemption price)                                  $       8.83
=====================================================================================

                       See Notes to Financial Statements.


  5    Security and Growth Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)        For the Six Months Ended May 31, 2003
================================================================================

INVESTMENT INCOME:
   Interest                                                                         $  1,243,003
   Dividends                                                                             175,472
   Less: Foreign withholding tax                                                          (1,594)
-------------------------------------------------------------------------------------------------
   Total Investment Income                                                             1,416,881
-------------------------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 2)                                                               182,696
   Service fee (Note 2)                                                                   91,348
   Shareholder servicing fees                                                             44,191
   Audit and legal                                                                        21,411
   Trustees' fees                                                                          9,240
   Shareholder communications                                                              7,749
   Custody                                                                                 7,655
   Other                                                                                     487
-------------------------------------------------------------------------------------------------
   Total Expenses                                                                        364,777
-------------------------------------------------------------------------------------------------
Net Investment Income                                                                  1,052,104
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 3):
   Realized Loss From Investment Transactions (excluding short-term investments):
     Proceeds from sales                                                              19,958,745
     Cost of securities sold                                                          20,169,705
-------------------------------------------------------------------------------------------------
   Net Realized Loss                                                                    (210,960)
-------------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of period                                                               5,363,486
     End of period                                                                    10,109,099
-------------------------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                                             4,745,613
-------------------------------------------------------------------------------------------------
Net Gain on Investments                                                                4,534,653
-------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                              $  5,586,757
=================================================================================================


                       See Notes to Financial Statements.


  6    Security and Growth Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended May 31, 2003 (unaudited) and the Year Ended November 30, 2002

                                                            2003             2002
======================================================================================
OPERATIONS:
  Net investment income                                $   1,052,104    $   2,210,836
  Net realized loss                                         (210,960)      (7,804,503)
  Increase (decrease) in net unrealized appreciation       4,745,613       (6,280,401)
--------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations        5,586,757      (11,874,068)
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                   (2,355,679)      (2,362,611)
  Net realized gains                                              --       (3,107,104)
--------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                         (2,355,679)      (5,469,715)
--------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                                --           10,598
  Net asset value of shares issued
    for reinvestment of dividends                          2,262,205        5,281,435
  Cost of shares reacquired                               (3,748,093)     (11,143,275)
--------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                               (1,485,888)      (5,851,242)
--------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                          1,745,190      (23,195,025)

NET ASSETS:
  Beginning of period                                     77,211,889      100,406,914
--------------------------------------------------------------------------------------
  End of period*                                       $  78,957,079    $  77,211,889
======================================================================================
*  Includes undistributed net investment income of:    $     903,338    $   2,206,913
======================================================================================

                       See Notes to Financial Statements.


  7    Security and Growth Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The Security and Growth Fund ("Fund"), a separate investment fund of the Smith Barney Principal Return Fund ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are not currently offered for sale to new investors.

The significant accounting policies consistently followed by the Fund are:(a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; U.S. government securities are valued at the quoted bid price in the over-the-counter market; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which


  8    Security and Growth Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

may differ from accounting principles generally accepted in the United States of America; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), through its Davis Skaggs Investment Management division, acts as investment manager of the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.50% of the average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended May 31, 2003, the Fund paid transfer agent fees of $40,924 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. For the six months ended May 31, 2003, CGM and its affiliates received brokerage commissions of $820.

Pursuant to a Shareholder Service Plan, the Fund pays CGM a service fee calculated at an annual rate of 0.25% of the average daily net assets. This fee is calculated daily and paid monthly.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.


  9    Security and Growth Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

3. Investments

During the six months ended May 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                            $16,469,402
--------------------------------------------------------------------------------
Sales                                                                 19,958,745
================================================================================

At May 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 12,810,063
Gross unrealized depreciation                                        (2,700,964)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 10,109,099
================================================================================

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At May 31, 2003, the Fund loaned securities having a market value of $405,670. The Fund received cash collateral amounting to $415,800 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.


  10    Security and Growth Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Income earned by the Fund from securities lending for the six months ended May 31, 2003 was $9,207.

6. Shares of Beneficial Interest

At May 31, 2003, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

Transactions in shares of the Fund were as follows:

                                    Six Months Ended           Year Ended
                                      May 31, 2003          November 30, 2002
================================================================================
Shares sold                                   --                    1,090
Shares issued on reinvestment            286,355                  545,040
Shares reacquired                       (465,587)              (1,232,490)
--------------------------------------------------------------------------------
Net Decrease                            (179,232)                (686,360)
================================================================================


  11    Security and Growth Fund | 2003 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

                                       2003(1)         2002         2001         2000         1999         1998
===================================================================================================================
Net Asset Value,
  Beginning of Period                 $   8.46       $  10.24     $   9.92     $   9.56     $   8.73     $  10.12
-------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                   0.12           0.24         0.27         0.30         0.36         0.32
  Net realized and unrealized
    gain (loss)                           0.51          (1.46)        0.68         3.85         0.78        (1.35)
-------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations       0.63          (1.22)        0.95         4.15         1.14        (1.03)
-------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                  (0.26)         (0.24)       (0.29)       (0.39)       (0.31)       (0.28)
  Net realized gains                        --          (0.32)       (0.34)       (3.40)          --        (0.08)
-------------------------------------------------------------------------------------------------------------------
Total Distributions                      (0.26)         (0.56)       (0.63)       (3.79)       (0.31)       (0.36)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $   8.83       $   8.46     $  10.24     $   9.92     $   9.56     $   8.73
-------------------------------------------------------------------------------------------------------------------
Total Return                              7.82%++      (12.59)%       9.60%       43.74%       13.47%      (10.43)%
-------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)            $     79       $     77     $    100     $    102     $     89     $    123
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                1.00%+         1.00%        0.97%        0.96%        0.92%        0.94%
  Net investment income                   2.88+          2.53         2.49         2.91         3.23         2.88
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     23%            27%          54%          55%          31%          23%
===================================================================================================================

(1)   For the six months ended May 31, 2003 (unaudited).
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


  12    Security and Growth Fund | 2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
SECURITY AND
GROWTH FUND
--------------------------------------------------------------------------------

TRUSTEES

Paul R. Ades
Herbert Barg
Dwight B. Crane
R. Jay Gerken, CFA
  Chairman
Frank Hubbard
Jerome H. Miller
Ken Miller

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

John G. Goode
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank
  and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

--------------------------------------------------------------------------------
Security and Growth Fund
--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of Smith Barney Principal Return Fund -- Security and Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after August 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SECURITY AND GROWTH FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD0951 7/03                                                              03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Principal Return Fund

By:     /s/ R. Jay Gerken
        R. Jay Gerken
        Chief Executive Officer of
        Smith Barney Principal Return Fund

Date: August 1, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney Principal Return Fund


Date: August 1, 2003

By:     /s/ Richard Peteka
        (Richard Peteka)
        Chief Financial Officer of
        Smith Barney Principal Return Fund

Date: August 1, 2003